Leases (Details) - Schedule of Supplemental Information Related to Leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Schedule Of Supplemental Information Related To Leases Abstract
Operating lease right-of-use assets	$ 726
Current Operating lease liabilities	445	$ 255
Non-Current Operating lease liabilities	237	$ 129
Total Operating lease liabilities	$ 682